Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

From time to time, and in the ordinary course of business, the Company may be subject to certain claims, charges and litigation concerning matters arising in connection with the conduct of the Company’s business activities.

On December 11, 2020, a putative class action lawsuit was filed by a purported Company warrantholder (Index No. 656963/2020 (Sup. Ct. N.Y. Cnty.)) against the Company. The Company removed the case to federal court, Case No. 1:20-cv-10842 (S.D.N.Y.). On March 26, 2021, the plaintiff amended the complaint to drop the class allegations. The amended complaint alleges, among other things, that the plaintiff was entitled to exercise his warrants within 30 days of the Closing and that the proxy statement/prospectus/information statement dated September 21, 2020 and November 12, 2020 is misleading and/or omits material information concerning the exercise of the warrants. The complaint seeks monetary damages for alleged breach of contract, securities law violations, fraud, and negligent misrepresentation.

On December 24, 2020, a lawsuit was filed by three purported Company warrantholders (Index No. 657256/2020 (Sup. Ct. N.Y. Cnty.)) against the Company. The complaint alleges, among other things, that the plaintiffs were entitled to exercise warrants within 30 days of the Closing. The complaint also alleges that the proxy statement/prospectus/information statement dated September 21, 2020 and November 12, 2020 is misleading and/or omits material information concerning the exercise of the warrants. The complaint generally seeks monetary damages for alleged breach of contract.

Between January 5, 2021 and January 8, 2021, three putative class action lawsuits were filed in the Northern District of California by purported purchasers of Company securities against the Company and its Chief Executive Officer or against the Company, certain members of management and the Board, and VGA. Motions to consolidate these three actions and appoint lead plaintiff and counsel have been submitted.

All three complaints allege that the defendants purportedly made false and/or misleading statements and failed to disclose material adverse facts about the Company’s business, operations, and prospects, including information regarding the Company’s battery technology. The complaints allege a purported class that includes persons who purchased or acquired Company securities on certain dates.

Two shareholder derivative suits were also filed in February 2021 against 11 officers and directors of the Company and have been consolidated into one action Case No. 3:21-cv-00989-WHO (N.D. Cal.). The Company is the nominal defendant. The complaints in the derivative action allege that the individual defendants breached various duties to the Company and contains additional similar allegations based on the same general allegations in the class action complaints described immediately above. VGA was also named as a defendant in the derivative litigation.

On February 26, 2021, a former consultant submitted a demand for arbitration to JAMS, claiming that the Company breached an obligation to extend the term of his consulting agreement. The arbitration demand seeks either 804,350 shares of the Company’s common stock or damages equal to the value of such shares.

For many legal matters, particularly those in early stages, the Company cannot reasonably estimate the possible loss (or range of loss), if any. The Company records an accrual for legal matters at the time or times it determines that a loss is both probable and reasonably estimable. Amounts accrued as of March 31, 2021 and December 31, 2020 were not material. Regarding matters for which no accrual has been made (including the potential for losses in excess of amounts accrued), the Company currently believes, based on its own investigations, that any losses (or ranges of losses) that are reasonably possible and estimable will not, in the aggregate, have a material adverse effect on its financial position, results of operations, or cash flows. However, the ultimate outcome of legal proceedings involves judgments, estimates, and inherent uncertainties and cannot be predicted with certainty. Should the ultimate outcome of any legal matter be unfavorable, the Company’s business, financial condition, results of operations, or cash flows could be materially and adversely affected. The Company may also incur substantial legal fees, which are expensed as incurred, in defending against legal claims.

9. Commitments and Contingencies

From time to time, and in the ordinary course of business, the Company may be subject to certain claims, charges and litigation concerning matters arising in connection with the conduct of the Company’s business activities.

On December 11, 2020, a putative class action lawsuit was filed by a purported QuantumScape warrantholder (Index No. 656963/2020 (Sup. Ct. N.Y. Cnty.)) against the Company and Continental Stock Transfer & Trust Company. The complaint alleges, among other things, that the plaintiff is entitled to exercise warrants within 30 days of Closing. The complaint also alleges that the proxy statement/prospectus/information statement dated September 21, 2020 and November 12, 2020 is misleading and/or omits material information concerning the exercise of the warrants. The complaint generally seeks, among other things, the ability to exercise the warrants within 30 days of Closing. QuantumScape removed the case to federal court, Case No. 1:20-cv-10842 (S.D.N.Y.).

On December 24, 2020, a lawsuit was filed by three purported QuantumScape warrantholders (Index No. 657256/2020 (Sup. Ct. N.Y. Cnty.)) against the Company. The complaint alleges, among other things, that the plaintiffs are entitled to exercise warrants within 30 days of Closing. The complaint also alleges that the proxy statement/prospectus/information statement dated September 21, 2020 and November 12, 2020 is misleading and/or omits material information concerning the exercise of the warrants. The complaint generally seeks, among other things, the ability to exercise the warrants within 30 days of Closing.

Between January 5 and January 8, 2021, three putative class action lawsuits were filed by purported purchasers of QuantumScape securities. (Case No. 3:21-cv-00058-WHO (N.D. Cal. filed January 5, 2021); Case No. 4:21-cv-00070-JST (N.D. Cal. filed January 6, 2021); and Case No. 3:21-cv-00150-VC (N.D. Cal. filed January 8, 2021)) against the Company and its Chief Executive Officer or against the Company and certain members of management and the Board of Directors, and VGA.

All three complaints allege that the defendants purportedly made false and/or misleading statements and failed to disclose material adverse facts about QuantumScape’s business, operations, and prospects, including information regarding the Company’s battery technology. The complaints allege a purported class that includes persons who purchased or acquired QuantumScape securities on certain dates.

A shareholder derivative suit was also filed against 11 officers and directors of the Company: Case No. 3:21-cv-00989 (N.D. Cal. filed February 8, 2021). QuantumScape is the nominal defendant. The suit alleges that the individual defendants breached various duties to the Company and contains additional similar allegations based on the same general allegations in the class action complaints described immediately above. VGA was also named as a defendant in the derivative suit.

For many legal matters, particularly those in early stages, the Company cannot reasonably estimate the possible loss (or range of loss), if any. The Company records an accrual for legal matters at the time or times it determines that a loss is both probable and reasonably estimable. Amounts accrued as of December 31, 2020 were not material. Regarding matters for which no accrual has been made (including the potential for losses in excess of amounts accrued), the Company currently believes, based on its own investigations, that any losses (or ranges of losses) that are reasonably possible and estimable will not, in the aggregate, have a material adverse effect on its financial position, results of operations, or cash flows. However, the ultimate outcome of legal proceedings involves judgments, estimates, and inherent uncertainties and cannot be predicted with certainty. Should the ultimate outcome of any legal matter be unfavorable, the Company’s business, financial condition, results of operations, or cash flows could be materially and adversely affected. The Company may also incur substantial legal fees, which are expensed as incurred, in defending against legal claims.